Segment Information	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION [Abstract]
Segment Information

4.	SEGMENT INFORMATION
The Sohu Group’s segments are business units that offer different services and are reviewed separately by the CODM in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Company’s Chief Executive Officer. There are two segments in the Sohu Group, consisting of Sohu and Changyou. Before Sohu’s entry into the Tencent/Sohu Sogou Share Purchase Agreement on September 29, 2020, there were three segments in the Sohu Group, consisting of Sohu, Changyou, and Sogou. Between September 29, 2020 and the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, Sogou met the criteria to be classified as discontinued operations. Accordingly, Sogou’s historical financial results are reflected in Sohu’s consolidated financial statements as discontinued operations. The Sohu Group segments consisted of Sohu and Changyou thereafter. As most of the Sohu Group’s long-lived assets are located in, and substantially all of the revenues of the Sohu Group’s reportable segments are derived from the Chinese mainland, where the Sohu Group’s services and products are provided to customers, no geographical information is presented.
The following tables present summary information by segment (in thousands):

	Year Ended December 31, 2020

	Sohu	Changyou	Eliminations	Consolidated
Revenues	$201,544	$548,346	$0	$749,890
Segment cost of revenues (1)	(122,362)	(94,362)	7	(216,717)

Segment gross profit	79,182	453,984	7	533,173
SBC in cost of revenues (2)	(177)	(543)	0	(720)

Gross profit	79,005	453,441	7	532,453

Operating expenses:
Product development (1)	(97,681)	(136,934)	0	(234,615)
Sales and marketing (1)	(106,057)	(53,272)	0	(159,329)
General and administrative (1)	(25,861)	(25,517)	0	(51,378)
SBC in operating expenses (2)	(1,759)	(12,001)	0	(13,760)

Total operating expenses	(231,358)	(227,724)	0	(459,082)

Operating profit/(loss)	(152,353)	225,717	7	73,371

Other income				25,993
Interest income				7,369
Interest expense				(6,234)
Exchange difference				(3,800)

Income before income tax expense				96,699
Income tax expense				(133,226)

Net loss from continuing operations				(36,527)
Net loss from discontinued operations				(91,793)

Net loss				$(128,320)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $
26.4
 million and
$
13.5
 million, respectively, for the year ended December 31, 2020.

Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2021

	Sohu	Changyou	Eliminations	Consolidated

Revenues	$186,606	$648,970	$0	$835,576
Segment cost of revenues (1)	(113,881)	(90,517)	4	(204,394)

Segment gross profit	72,725	558,453	4	631,182
SBC in cost of revenues (2)	(1)	(276)	0	(277)

Gross profit	72,724	558,177	4	630,905

Operating expenses:
Product development (1)	(113,186)	(151,773)	0	(264,959)
Sales and marketing (1)	(126,126)	(56,396)	0	(182,522)
General and administrative (1)	(36,949)	(40,702)	0	(77,651)
SBC in operating expenses (2)	(804)	(7,497)	0	(8,301)

Total operating expenses	(277,065)	(256,368)	0	(533,433)

Operating profit/(loss)	(204,341)	301,809	4	97,472

Other income				29,416
Interest income				15,641
Interest expense				(7,500)
Exchange difference				(3,462)

Income before income tax expense				131,567
Income tax expense				(62,296)

Net income from continuing operations				69,271
Net income from discontinued operations				864,902

Net income				$934,173

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $
23.4
 million and
$
12.6
 million, respectively, for the year ended December 31, 2021.

Note (2): “SBC” stands for share-based compensation expense
.

	Year Ended December 31, 2022
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$141,586	$592,286	$0	$733,872

Segment cost of revenues (1)	(98,373)	(93,009)	0	(191,382)

Segment gross profit	43,213	499,277	0	542,490
SBC in cost of revenues (2)	(47)	(144)	0	(191)

Gross profit	43,166	499,133	0	542,299

Operating expenses:
Product development (1)	(120,431)	(138,315)	0	(258,746)
Sales and marketing (1)	(167,837)	(57,515)	0	(225,352)
General and administrative (1)	(32,494)	(21,832)	0	(54,326)
SBC in operating expenses (2)	(630)	(4,118)	0	(4,748)

Total operating expenses	(321,392)	(221,780)	0	(543,172)

Operating profit/(loss)	(278,226)	277,353	0	(873)

Other income				17,643
Interest income				17,311
Exchange difference				6,524

Income before income tax expense				40,605
Income tax expense				(57,946)

Net loss				$(17,341)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $
19.8
 million and
$
11.5
 million, respectively, for the year ended December 31, 2022.
Note (2): “SBC” stands for share-based compensation expense.

	As of December 31, 2021

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$929,851	$69,098	$0	$998,949
Accounts receivable, net	48,108	34,442	0	82,550
Fixed assets, net (1)	170,213	159,784	0	329,997
Total assets (2)	$2,294,537	$2,610,964	$(2,659,716)	$2,245,785
Note (1): Total additions to fixed assets of Sohu and Changyou were $
7.1
 million and
$
1.4
 million, respectively, for the year ended December 31, 2021.
Note (2): The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated
VIEs.

	As of December 31, 2022

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$466,976	$230,845	$0	$697,821
Accounts receivable, net	38,969	28,572	0	67,541
Fixed assets, net (1)	148,447	139,779	0	288,226
Total assets (2)	$1,891,414	$2,572,768	$(2,486,406)	$1,977,776
Note (1): Total additions to fixed assets of Sohu and Changyou were
$
4.6
 million and
$
1.0
 million, respectively, for the year ended December 31, 2022.
Note (2): The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs
.